Commitments and Contingencies - Future Minimum Capital Commitments under Non-Cancelable Construction and Investments (Detail) $ in Thousands	May 31, 2026 USD ($)
Capital Lease Obligations [Line Items]
Capital commitment	$ 24,381
Purchase of Property and Equipment [Member]
Capital Lease Obligations [Line Items]
Capital commitment	6,154
Leasehold Improvements [Member]
Capital Lease Obligations [Line Items]
Capital commitment	$ 18,227